Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the beginning and ending amount of unrecognized tax benefits [Roll Forward]
Beginning balance	$ 1,921	$ 1,921
Additions / Settlements
Ending balance	$ 1,921	$ 1,921